UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2004

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron, CFA
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California	August 13, 2004

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  308771

                                 Form 13F INFORMATION TABLE
                                        VALUE    QUANTITY   SH/ PUT/ INV   OTH VTG
NAME OF ISSUER       CLASS   CUSIP     (X$1000)  OF SHARES  PRN CALL DSCRN MGR AUT
---------------      -----   -----     --------  ---------  --- ---- ----- --- ---
Adobe Systems         COM  00724F101    10,616   228,300   SH   NA  SOLE  NA  SOLE
Agilent               COM  00846U101     6,407   218,825   SH   NA  SOLE  NA  SOLE
American Express      COM  025816109    13,429   261,370   SH   NA  SOLE  NA  SOLE
Automatic Data        COM  053015103     7,467   178,300   SH   NA  SOLE  NA  SOLE
Baxter International  COM  071813109     8,500   246,300   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway B  COM  084670207    16,152     5,466   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway A  COM  084670108       445         5   SH   NA  SOLE  NA  SOLE
Block H&R             COM  093671105    10,771   225,900   SH   NA  SOLE  NA  SOLE
Coca-Cola             COM  191216100    12,920   255,950   SH   NA  SOLE  NA  SOLE
Dell Inc.             COM  24702R101    13,393   373,900   SH   NA  SOLE  NA  SOLE
Gannett Co.           COM  364730101     6,381    75,200   SH   NA  SOLE  NA  SOLE
Gillette              COM  375766102    14,212   335,200   SH   NA  SOLE  NA  SOLE
Goldman Sachs         COM  38141G104    12,260   130,200   SH   NA  SOLE  NA  SOLE
Hershey Foods         COM  427866108    14,474   312,800   SH   NA  SOLE  NA  SOLE
Hewlett-Packard Co.   COM  428236103     8,678   411,300   SH   NA  SOLE  NA  SOLE
Johnson & Johnson     COM  478160104    13,019   233,740   SH   NA  SOLE  NA  SOLE
McDonald's Corp.      COM  580135101    11,635   447,500   SH   NA  SOLE  NA  SOLE
Merck & Co.           COM  589331107     9,902   208,460   SH   NA  SOLE  NA  SOLE
Microsoft Corp.       COM  594918104    11,201   392,200   SH   NA  SOLE  NA  SOLE
Moody's Corporation   COM  615369105     7,391   114,300   SH   NA  SOLE  NA  SOLE
Morgan Stanley        COM  617446448     9,330   176,800   SH   NA  SOLE  NA  SOLE
NIKE, Inc. 'B'        COM  654106103    14,809   195,500   SH   NA  SOLE  NA  SOLE
Omnicom Group         COM  681919106     6,853    90,300   SH   NA  SOLE  NA  SOLE
Oracle                COM  68389X105    10,547   884,100   SH   NA  SOLE  NA  SOLE
PepsiCo, Inc.         COM  713448108    13,395   248,600   SH   NA  SOLE  NA  SOLE
Pfizer, Inc.          COM  717081103     7,048   205,600   SH   NA  SOLE  NA  SOLE
Stryker Corp.         COM  863667101    13,233   240,600   SH   NA  SOLE  NA  SOLE
Symantec Corp.        COM  871503108     4,923   112,450   SH   NA  SOLE  NA  SOLE
Wal-Mart Stores       COM  931142103     7,909   149,900   SH   NA  SOLE  NA  SOLE
Wrigley (Wm.) Jr.     COM  982526105    11,471   181,940   SH   NA  SOLE  NA  SOLE
